Inventory	6 Months Ended
Apr. 30, 2024
Inventory [Abstract]
INVENTORY

NOTE 3 – INVENTORY

Inventory, net consists of the following:

	April 30, 2023	October 31, 2023
Merchandise	$211,108	$840,557
Total, net	$211,108	$840,557

Inventory write-down expense was $nil for the six months ended April 30, 2024 and 2023, respectively.